INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 8. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2019	December 31, 2018
In millions of COP
Investments in associates (1)	1,894,024	1,710,969
Investments in Joint ventures	473,733	438,610
Total	2,367,757	2,149,579
(1)

As of December 31, 2019 and 2018, the amount includes investments in associates at fair value for COP 1,249,818 and COP 1,119,973, respectively and investments in associates at equity method value for COP 644,206 COP 590,996 respectively. See Note 30 Fair value of assets and liabilities.

The following are the investments in associates that the Bank holds as of December 31, 2019 and 2018:

As of December 31, 2019

Investments in Associates
			% of
Company name	Main activity	Country	Ownership	Included in	Total OCI (2)	OCI (Equity		OCI (CTA) (4)	OCI (Deferred		Carrying
			interest	earnings (1)		method) (3)			tax) (5)		amount
In millions of COP
Investments in associates
PA Viva Malls	Development and operation of commercial spaces	Colombia	49.00%	138,100	-	-		-	-		1,249,818
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	90,844	15,264	(159)		-	(81)		546,545
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	3,383	(1,569)	(86)		-	1		37,048
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	3,305	(651)	-		-	2		21,440
Internacional Ejecutiva de Aviación S.A.S.	Aircraft and aircraft travel	Colombia	33.33%	(100)	350	354		-	(12)		12,758
ACH Colombia S.A. *	Electronic transfer services	Colombia	19.94%	6,252	(952)	-		-	3		10,187
Servicio Salvadoreño de Protección, S. A. de C.V. *	Custodial services and transfer of monetary types	El Salvador	25.00%	311	(727)	-		(1)	50		9,252
Servicios Financieros, S.A. de C.V. *	Processing of financial transactions and electronic payment methods	El Salvador	47.86%	(276)	9	-		(1)	-		3,173
Servicios de Identidad Digital S.A.S. (6)	Provide digital citizens services	Colombia	33.00%	-	-	-		-	-		2,369
ACH de El Salvador, S. A. de C.V. *	Electronic transfer services	El Salvador	25.00%	166	6	-		(6)	-		1,434
Reintegra S.A.S.* (7)	Collections and recovery of portfolio	Colombia	46.00%	2,099	1,742	-		-	26		-
Concesiones CCFC S.A. (8)	Construction of public works through an awarding system	Colombia	25.50%	2,069	-	757		-	(34)		-
Net investments in associates				246,153	13,472	866	(9)	(8)	(45)	(9)	1,894,024
(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2019. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2019.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2019.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2019.
(5)	Corresponds to the other comprehensive income recognized as deferred tax for the year ended December 31, 2019.
(6)

In December 2019, Bancolombia S.A signed an agreement with Banco de Bogota and Davivienda to formed the associate Servicios de identidad digital S.A.S with purpose of providing digital citizens services.

(7)

In 2019, the Bank increased its capital contribution in Reintegra S.A.S by COP 3,775. The carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and Reintegra made during 2019, exceeds the net investment on the entity.

(8)	In April, 2019, The Bank sold Concesiones CCFC S.A. See Note 25.5 Dividends and net income on equity investments.
(9)	See Consolidated Statement of Comprehensive Income.

(*)For the purposes of applying the equity method of accounting, financial statements as of November 30, 2019 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2019.

As of December 31, 2018

			% of
Company name	Main activity	Country	Ownership	Included in	Total OCI (2)	OCI (Equity		OCI (CTA) (4)	OCI (Deferred		Carrying
			interest	earnings (1)		method) (3)			tax) (5)		amount
In millions of COP
Investments in associates
PA Viva Malls (6)	Development and operation of commercial spaces	Colombia	49.00%	96,201	-	-		-	-		1,119,973
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	42,057	15,423	2,958		-	(819)		478,482
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	4,962	(1,483)	(94)		-	40		37,391
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	2,203	(651)	-		-	45		19,105
Concesiones CCFC S.A.*	Construction of public works through an awarding system	Colombia	25.50%	6,794	(757)	(1)		-	34		13,063
Internacional Ejecutiva de Aviación S.A.S.	Aircraft and aircraft travel	Colombia	33.33%	2,008	(4)	(213)		-	-		12,503
Servicio Salvadoreño de Protección, S. A. de C.V. *	Custodial services and transfer of monetary types	El Salvador	25.00%	1,905	(727)	-		(30)	(16)		8,867
Reintegra S.A.S.* (7)	Collections and recovery of portfolio	Colombia	46.00%	1,939	1,742	-		-	(26)		8,594
ACH Colombia S.A. *	Electronic transfer services	Colombia	19.94%	3,871	(952)	-		-	79		8,313
Servicios Financieros, S.A. de C.V. *	Processing of financial transactions and electronic payment methods	El Salvador	47.86%	(160)	9	-		(7)	-		3,420
ACH de El Salvador, S. A. de C.V. *	Electronic transfer services	El Salvador	25.00%	143	6	-		(64)	-		1,258
Investments in associates classified as assets held for sale(8)
Panamerican Pharmaceutical Holding Inc.	Advisory services, consultation, representation, agent for individuals or company	Panama	21.00%	-	(1,486)	(69)		(785)	-		-
Avefarma S.A.S.	Manufacture and distribution of glass packing for pharmaceutical products	Colombia	21.00%	-	(11,704)	-		-	-		-
Glassfarma Tech S.A.S.	Manufacturing, elaboration and commercialization of packages and pharmaceutical products	Colombia	21.00%	-	127	-		-	-		-
Net investments in associates				161,923	(457)	2,581	(9)	(886)	(663)	(9)	1,710,969
(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2018.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2018.
(5)	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2018.
(6)	During 2018, the Bank increases its capital contribution in P.A Viva Malls by COP 274,951.
(7)	During 2018, the Bank increases its capital contribution in Reintegra S.A.S by COP 1,152.
(8)

As of December 31, 2018 the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc. are still classified as "assets held for sale". See Note 1l3 Assets held for sale and inventories, net.

(9)	See Consolidated Statement of Comprehensive Income.

(*)  For the purposes of applying the equity method of accounting, financial statements as of November 30, 2018 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2018.

The following is additional information regarding the Bank’s most significant associates as of December 31, 2019 and 2018:

As of December 31, 2019

			Income from
Company name	Assets	Liabilities	ordinary activities	Profits	Dividends
In millions of COP
PA Viva Malls	2,563,824	13,176	568,971	393,292	71,212
Protección S.A.(1)	2,632,761	804,911	1,422,061	442,789	22,622
Titularizadora Colombiana S.A. Hitos	149,737	16,471	36,193	12,472	3,639

(1)The difference between the net assets of Protección S.A. multiplied by the Bank's percentage of ownership, which amounted to COP 376,111 for the year ended December 31, 2019, and the carrying amount of the Bank's interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434.

As of December 31, 2018

			Income from
Company name	Assets	Liabilities	ordinary activities	Profits	Dividends
In millions of COP
PA Viva Malls	2,301,567	11,304	417,942	271,648	9,064
Protección S.A.(1)	2,172,208	675,135	1,387,294	205,134	37,861
Titularizadora Colombiana S.A. Hitos	151,447	16,911	50,213	14,923	2,824
(1)

The difference between the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership, which amounted to COP 308,048 for the year ended December 31, 2018, and the carrying amount of the Bank’s interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434.

As of December 31, 2019 and 2018, there are no restrictions on the ability of the associates to transfer funds to the Bank in the form of cash dividends.

The following are the Joint ventures that the Bank holds as of December 31, 2019 and 2018:

As of December 31, 2019

			% of			OCI
Company name	Main activity	Country	Ownership	Included in	Total	(Deferred	Carrying
			interest	earnings(1)	OCI (2)	tax) (3)	amount
Compañía de financiamiento Tuya S.A (4)	Financing company	Colombia	50%	8,630	-	13	466,456
Vlipco S.A.S (5)	Technology services provider	Colombia	49%	(79)	-	-	4,190
Puntos Colombia S.A.S	Administration of the customers loyalty	Colombia	50%	(4,228)	-	-	1,373
P.A Proyecto CRECE (6)	Non-financial products and services platform	Colombia	50%	(1,191)	-	-	1,009
P.A Proyecto Dinamarca (7)	Sustainable mobility services	Colombia	33%	-	-	-	500
P.A Servicios Tecnológicos Arus- Bancolombia	Technology services provider	Colombia	50%	(45)	-	-	205
Fideicomiso Ruta del Sol - compartimento A	Investment in infrastructure projects	Colombia	50%	(9)	13	-	-
Servicios de Aceptación S.A.S.(8)	Network data transmission services	Colombia	-	-	-	-	-
Net investments in joint ventures				3,078	13	13	473,733
(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2019.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2019.
(3)	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2019.
(4)	During 2019, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A for COP 26,317.
(5)	In July, 2019, the Bank acquired a 48.91% interest in Vlipco S.A.S. The objective is have joint control to the net assets of Vlipco S.A.S. The purpose of the entity is to provide technology services.
(6)

In October 2019, Banca de Inversión Bancolombia, a Bank's subsidiary, entered into an agreement with Grupo Sura whereby both parties have joint control over the net assets of PA Project CRECE. The purpose of the entity is to provide a non- financial products and services platform.

(7)

In November 2019, Inversiones CFNS S.A.S., a Bank's subsidiary, entered into an agreement with Grupo Sura and CELSIA S.A whereby both parties have joint control over the net assets of PA Project Dinamarca. The purpose of the entity is to provide sustainable mobility services.

(8)	The liquidation process was ended in April 2019, see Note 25.5 Dividends and net income on equity investments.

As of December 31, 2018

			% of			OCI
Company name	Main activity	Country	Ownership	Included in	Total	(Equity	Carrying
			interest	earnings(1)	OCI (2)	method) (3)	amount
Compañía de financiamiento Tuya S.A (4)(5)	Financing company	Colombia	50.00%	27,623	-	-	431,510
Puntos Colombia S.A.S	Administration of the customers loyalty	Colombia	50.00%	(1,613)	-	-	5,600
P.A Servicios Tecnológicos Arus- Bancolombia (6)	Technology services provider	Colombia	50.00%	-	-	-	1,500
Servicios de Aceptación S.A.S (in liquidation) (7)	Network data transmission services	Colombia	50.00%	(110)	-	-	-
Fideicomiso Ruta del Sol - compartimento A	Investment in infrastructure projects	Colombia	50.00%	(9)	13	-	-
Net investments in joint ventures				25,891	13	-	438,610
(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2018.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018.
(4)

The revaluation of the consumer loan portfolio in Colombia increased significantly during 2018, and there was an improvement in loan coverage rates due to the economic cycle in the country and the current payment behavior in the consumer segment.

As a result, management measured the recoverable amount of Tuya's Cash Generation Unit (CGU). The measurement was estimated by determining the fair value of the asset which implies the professional services of a business valuation specialist; as a result of the valuation the Bank recognized a recovery of the impairment loss of COP 173,339. For more information about the applied valuation technique, see Note 30 Fair value of assets and liabilities.

(5)	In March 2018, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A. for COP 5,000.
(6)

In December 2018, Banca de Inversión Bancolombia, a Bank's subsidiary, entered into an agreement with ARUS whereby both parties have joint control to the net assets of P.A Servicios Tecnológicos Arus- Bancolombia. The purpose of the entity is to provide technology services.

(7)

The joint venture of Servicios de Aceptación S.A.S. was derived from the alliance between Bancolombia and First Data for improving the development of the credit card business for individuals, however the strategy was refocused in 2018. Consequently, both parties agreed to advance in the development of this business considering First Data as the Bank's service provider of processing data and to dissolve the joint venture.

The following is additional information regarding the Bank’s most significant joint ventures as of December 31, 2019 and 2018:

As of December 31, 2019

			Income from
Company name	Assets	Liabilities	ordinary activities	(loss)	Dividends
In millons of COP
Compañía de financiamiento TUYA S.A.	3,289,299	2,876,294	1,700,009	(19,345)	-

As of December 31, 2018

			Income from
Company name	Assets	Liabilities	ordinary activities	Profits	Dividends
In millons of COP
Compañía de financiamiento TUYA S.A.	2,790,596	2,447,483	1,450,242	55,258	-

As of December 31, 2019 there are no contingent liabilities incurred by the Bank regarding its interests in the joint ventures and associates aforementioned.

As of December 31, 2017 the Bank has recognized COP 253,602 as equity method in the statement of income, COP (11,547) as other comprehensive income from equity method and COP 80 as other comprehensive income from currency translation adjustment. Additionally, during 2017, the Bank received dividends amounting to COP 75,224 from its significant associates.